Taxation - Reconciliation of differences between statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Permanent differences	0.00%	(10.00%)	(10.40%)
Change in valuation allowance	(25.00%)	(15.00%)	(14.60%)
Others	(0.60%)
Effective income tax rate	(0.60%)	0.00%	0.00%